RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2024
RESEARCH AND DEVELOPMENT EXPENSES.
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 20 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year Ended December 31,
	2024	2023	2022

	U.S. dollars in thousands
Payroll and related expenses	222	390	661
Professional services	708	605	1,210
Share-based payments	156	138	1,151
Clinical and pre-clinical trials	114	1,891	3,872
Intellectual property development	238	222	180
Other	150	282	205
	1,588	3,528	7,279